UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC
1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30
Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2017

Vericimetry Funds
TABLE OF CONTENTS
September 30, 2017

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	18
Financial Highlights	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	27
Expense Example	28
Other Information	29
Trustees and Officers	30

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
September 30, 2017 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the year ended September 30, 2017.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategy of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well-defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transaction costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in the Adviser’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds
MANAGER’S DISCUSSION AND ANALYSIS
September 30, 2017 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund for the fiscal year ended on September 30, 2017. In general, the Fund seeks to deliver the long side of the size-value risk premiums in U.S. securities through a well diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, are total returns.

For the fiscal year ended on September 30, 2017, the Fund had positive returns, but it underperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annual return was a positive 19.06% versus the Benchmark’s positive return of 20.55%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with well over 1,000 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a large positive return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices, had higher returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a positive impact on the Fund’s returns. In general, Value stocks have underperformed Growth stocks within most of the sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a small negative impact on the Fund’s returns.

For the entire fiscal year, the Fund underperformed the Benchmark by a total of 1.49%. This deficit can be entirely attributed to the performance differentials during the historic fourth quarter of 2016 (the “Quarter”). For that entire Quarter, the Fund’s return was a positive 12.49% versus the Benchmark’s positive return of 14.07%. The Benchmark’s return was greatly propelled by its large exposure to regional banks, which as a group rose more than 30% during the Quarter. As in all other quarters since the Fund’s inception, the Benchmark held, on average, 5% more weight in regional banks than the Fund, causing the Fund’s underperformance for the entire fiscal year.

Returns for the Fiscal Year Ended September 30, 2017

Russell Microcap® Value Index	26.15%
Russell Microcap® Index	22.33%
Russell 1000® Growth Index	21.94%
Russell 3000® Growth Index	21.87%
Russell 2000® Growth Index	20.98%
Russell 2000® Index	20.74%
Russell 2000® Value Index	20.55%
Russell 3000® Index	18.71%
Russell 1000® Index	18.54%
Russell Microcap® Growth Index	17.27%
Russell 3000® Value Index	15.53%
Russell 1000® Value Index	15.12%

Source: Russell Investment Group

Vericimetry Funds
PERFORMANCE SUMMARY (Unaudited)
September 30, 2017

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index*

Total Returns For the periods ended September 30, 2017
	One Year	Five Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	19.06%	13.68%	14.29%
Russell 2000® Value Index*	20.55%	13.27%	13.78%

*
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund's net expense ratio of 0.61% and gross expense ratio of 0.69% are reflective of the information disclosed in the Fund's prospectus dated January 27, 2017, and differ from the expense ratios disclosed in this report, which are 0.60% and 0.66% respectively. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2018 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS – 96.2%
BASIC MATERIALS – 4.9%
A Schulman, Inc.	5,150	$175,873
AgroFresh Solutions, Inc.*[1]	27,000	189,810
AK Steel Holding Corp.*[1]	36,500	204,035
Allegheny Technologies, Inc.*[1]	17,200	411,080
American Vanguard Corp.	11,500	263,350
Calgon Carbon Corp.	8,400	179,760
Carpenter Technology Corp.	15,700	754,071
Century Aluminum Co.*	42,700	707,966
Chemours Co.	22,400	1,133,664
Clearwater Paper Corp.*	2,000	98,500
Cleveland-Cliffs, Inc.*	40,200	287,430
Commercial Metals Co.	36,000	685,080
CSW Industrials, Inc.*	2,960	131,276
Domtar Corp.	1,500	65,085
Fairmount Santrol Holdings, Inc.*[1]	9,600	45,888
Ferroglobe PLC	17,500	230,300
Hecla Mining Co.	189,800	952,796
Huntsman Corp.	6,950	190,569
Innophos Holdings, Inc.	2,700	132,813
Innospec, Inc.	1,050	64,733
Intrepid Potash, Inc.*[1]	57,100	248,956
Kaiser Aluminum Corp.	5,513	568,611
KMG Chemicals, Inc.	5,031	276,101
Koppers Holdings, Inc.*	4,600	212,290
Kraton Corp.*	14,600	590,424
Kronos Worldwide, Inc.	33,700	769,371
Landec Corp.*	9,200	119,140
Materion Corp.	10,300	444,445
Mercer International, Inc.	21,200	251,220
Minerals Technologies, Inc.	2,500	176,625
Oil-Dri Corp. of America	1,400	68,502
Olin Corp.	24,770	848,372
OMNOVA Solutions, Inc.*	6,900	75,555
Orchids Paper Products Co.[1]	3,400	47,872
PH Glatfelter Co.	21,967	427,258
Platform Specialty Products Corp.*	7,200	80,280
PolyOne Corp.	4,700	188,141
Rayonier Advanced Materials, Inc.[1]	8,050	110,285
Schnitzer Steel Industries, Inc. - Class A	10,800	304,020
Schweitzer-Mauduit International, Inc.	3,300	136,818
Stepan Co.	8,850	740,391
Tronox Ltd. - Class A	33,300	702,630
United States Lime & Minerals, Inc.	500	42,000
United States Steel Corp.[1]	12,600	323,316
Univar, Inc.*	5,400	156,222
Universal Stainless & Alloy Products, Inc.*	4,600	95,910
		14,908,834
COMMON STOCKS (Continued)
COMMUNICATIONS – 3.3%
1-800-Flowers.com, Inc. - Class A*	3,813	37,558
ADTRAN, Inc.	3,200	76,800
AH Belo Corp. - Class A	9,635	44,321
ATN International, Inc.	2,529	133,278
Aware, Inc.*	3,673	17,079
Bankrate, Inc.*	23,100	322,245
Blucora, Inc.*	29,800	753,940
Boingo Wireless, Inc.*	4,200	89,754
Chegg, Inc.*[1]	11,000	163,240
Comtech Telecommunications Corp.	9,100	186,823
Consolidated Communications Holdings, Inc.[1]	3,942	75,213
Daily Journal Corp.*[1]	200	43,722
EchoStar Corp. - Class A*	4,800	274,704
Entercom Communications Corp. - Class A1	10,900	124,805
ePlus, Inc.*	9,280	857,936
EW Scripps Co. - Class A*	13,216	252,558
Finisar Corp.*	2,300	50,991
Gannett Co., Inc.	26,300	236,700
Gigamon, Inc.*	2,400	101,160
Global Eagle Entertainment, Inc.*	13,900	47,538
Gray Television, Inc.*	24,000	376,800
Hawaiian Telcom Holdco, Inc.*	1,100	32,802
Houghton Mifflin Harcourt Co.*	7,400	89,170
Infinera Corp.*	9,400	83,378
InterDigital, Inc.	700	51,625
Iridium Communications, Inc.*[1]	25,000	257,500
Limelight Networks, Inc.*	16,345	64,890
Meet Group, Inc.*	13,600	49,504
Meredith Corp.[1]	4,700	260,850
NETGEAR, Inc.*	9,400	447,440
New Media Investment Group, Inc.	8,400	124,236
New York Times Co. - Class A1	16,600	325,360
Oclaro, Inc.*[1]	34,750	299,892
Overstock.com, Inc.*	2,700	80,190
PC-Tel, Inc.	13,100	82,530
Perficient, Inc.*	2,900	57,043
Preformed Line Products Co.	1,100	74,030
Proofpoint, Inc.*[1]	2,800	244,216
QuinStreet, Inc.*	18,400	135,240
Saga Communications, Inc. - Class A	2,700	123,120
Salem Media Group, Inc.	5,121	33,799
Scholastic Corp.	14,430	536,796
Sonus Networks, Inc.*	8,700	66,555
Spok Holdings, Inc.	7,800	119,730
Stamps.com, Inc.*[1]	600	121,590
TechTarget, Inc.*	5,900	70,446

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telephone & Data Systems, Inc.	15,200	$423,928
Time, Inc.	7,800	105,300
TiVo Corp.	21,760	431,936
Tribune Media Co. - Class A	3,900	159,354
U.S. Auto Parts Network, Inc.*	14,200	41,038
ViaSat, Inc.*[1]	1,600	102,912
Viavi Solutions, Inc.*	16,300	154,198
Vonage Holdings Corp.*	20,800	169,312
Web.com Group, Inc.*	4,200	105,000
West Corp.	8,450	198,322
YuMe, Inc.	16,539	76,576
		10,066,973
CONSUMER, CYCLICAL – 14.3%
Abercrombie & Fitch Co. - Class A1	40,000	577,600
AMC Entertainment Holdings, Inc. - Class A1	6,840	100,548
America's Car-Mart, Inc.*[1]	3,700	152,163
American Axle & Manufacturing Holdings, Inc.*	20,900	367,422
American Eagle Outfitters, Inc.	21,200	303,160
American Woodmark Corp.*	700	67,375
Anixter International, Inc.*	2,900	246,500
Ascena Retail Group, Inc.*[1]	32,700	80,115
AV Homes, Inc.*[1]	8,620	147,833
Barnes & Noble Education, Inc.*	13,400	87,234
Barnes & Noble, Inc.	29,100	221,160
Bassett Furniture Industries, Inc.	4,050	152,685
Beacon Roofing Supply, Inc.*	5,910	302,888
Beazer Homes USA, Inc.*	24,800	464,752
Belmond Ltd. - Class A*	24,550	335,107
Big 5 Sporting Goods Corp.[1]	7,600	58,140
Big Lots, Inc.[1]	5,600	299,992
Biglari Holdings, Inc.*	167	55,659
Blue Bird Corp.*[1]	2,000	41,200
Boot Barn Holdings, Inc.*	5,100	45,390
Boyd Gaming Corp.	13,300	346,465
Buckle, Inc.[1]	5,300	89,305
Burlington Stores, Inc.*	2,300	219,558
Caesars Acquisition Co. - Class A*	32,200	690,690
Caesars Entertainment Corp.*[1]	16,000	213,600
Caleres, Inc.[1]	13,100	399,812
Callaway Golf Co.	12,450	179,654
Casey's General Stores, Inc.	1,700	186,065
Cato Corp. - Class A	2,500	33,075
Cavco Industries, Inc.*[1]	600	88,530
Century Casinos, Inc.*	5,600	45,976
Century Communities, Inc.*	4,372	107,988
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Children's Place, Inc.[1]	4,840	571,846
Choice Hotels International, Inc.	4,000	255,600
Churchill Downs, Inc.	960	197,952
Citi Trends, Inc.	6,700	133,129
Clarus Corp.*	18,900	141,750
Columbia Sportswear Co.	10,816	666,049
Commercial Vehicle Group, Inc.*	8,600	63,210
Conn's, Inc.*[1]	5,300	149,195
Cooper Tire & Rubber Co.[1]	6,200	231,880
Cooper-Standard Holdings, Inc.*	5,150	597,245
Copa Holdings S.A. - Class A	2,200	273,966
Core-Mark Holding Co., Inc.[1]	1,976	63,509
Crocs, Inc.*	11,700	113,490
Culp, Inc.	2,150	70,413
Daktronics, Inc.	10,700	113,099
Dana, Inc.	18,800	525,648
Deckers Outdoor Corp.*	5,600	383,096
Del Frisco's Restaurant Group, Inc.*	4,600	66,930
Del Taco Restaurants, Inc.*	9,400	144,196
Delta Apparel, Inc.*[1]	6,000	129,060
Denny's Corp.*	5,700	70,965
Dillard's, Inc. - Class A1	2,500	140,175
Dixie Group, Inc.*	7,600	30,400
Dorman Products, Inc.*	1,300	93,106
Douglas Dynamics, Inc.	2,500	98,500
DSW, Inc. - Class A	24,400	524,112
Eldorado Resorts, Inc.*[1]	10,772	276,302
Essendant, Inc.	12,700	167,259
Express, Inc.*	12,900	87,204
Extended Stay America, Inc.	11,900	238,000
EZCORP, Inc. - Class A*	20,300	192,850
Finish Line, Inc. - Class A	7,100	85,413
FirstCash, Inc.	11,208	707,785
Flexsteel Industries, Inc.	3,072	155,750
Fossil Group, Inc.*[1]	11,400	106,362
Fox Factory Holding Corp.*	5,800	249,980
Fred's, Inc. - Class A1	18,500	119,140
Full House Resorts, Inc.*	1,105	3,083
G-III Apparel Group Ltd.*	5,700	165,414
Gaia, Inc.*	7,700	92,400
GameStop Corp. - Class A	7,200	148,752
Genesco, Inc.*	7,400	196,840
Gentherm, Inc.*	2,500	92,875
Golden Entertainment, Inc.*	9,000	219,420
Green Brick Partners, Inc.*	7,898	78,190
Group 1 Automotive, Inc.	11,000	797,060
Guess?, Inc.	41,150	700,784

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Haverty Furniture Cos., Inc.	3,600	$94,140
Hawaiian Holdings, Inc.*	6,712	252,036
Hibbett Sports, Inc.*	6,300	89,775
HNI Corp.	1,900	78,793
Hooker Furniture Corp.	5,260	251,165
Iconix Brand Group, Inc.*	15,800	89,902
ILG, Inc.	24,500	654,885
Installed Building Products, Inc.*	3,900	252,720
International Speedway Corp. - Class A	4,400	158,400
Jack in the Box, Inc.	1,670	170,206
JetBlue Airways Corp.*	10,370	192,156
Johnson Outdoors, Inc. - Class A	6,700	490,976
KB Home	29,500	711,540
Kewaunee Scientific Corp.	1,300	38,350
Kimball International, Inc. - Class B	9,000	177,930
Kirkland's, Inc.*	5,000	57,150
La Quinta Holdings, Inc.*	14,300	250,250
La-Z-Boy, Inc.	4,330	116,477
Lakeland Industries, Inc.*	5,200	73,320
LCI Industries	4,060	470,351
LGI Homes, Inc.*[1]	3,800	184,566
Libbey, Inc.	6,600	61,116
Liberty TripAdvisor Holdings, Inc. - Class A*	23,000	284,050
Lifetime Brands, Inc.	8,047	147,260
Lumber Liquidators Holdings, Inc.*[1]	10,000	389,800
M/I Homes, Inc.*	12,600	336,798
Malibu Boats, Inc. - Class A*	5,400	170,856
Marcus Corp.	9,780	270,906
Marine Products Corp.	18,901	303,361
Marriott Vacations Worldwide Corp.	7,000	871,710
MDC Holdings, Inc.	25,210	837,224
Meritage Homes Corp.*	11,800	523,920
Meritor, Inc.*	19,400	504,594
Miller Industries, Inc.	5,025	140,449
Mobile Mini, Inc.	7,700	265,265
Modine Manufacturing Co.*	25,504	490,952
Monarch Casino & Resort, Inc.*	8,300	328,099
Movado Group, Inc.	6,950	194,600
NACCO Industries, Inc. - Class A	2,891	248,048
Nathan's Famous, Inc.*	800	59,160
Navistar International Corp.*[1]	15,300	674,271
Office Depot, Inc.	56,600	256,964
Oxford Industries, Inc.[1]	2,300	146,142
PC Connection, Inc.	13,242	373,292
Penn National Gaming, Inc.*	3,787	88,578
Perry Ellis International, Inc.*	17,100	404,586
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
PICO Holdings, Inc.*	3,200	53,440
Pool Corp.	1,100	118,987
RCI Hospitality Holdings, Inc.	6,300	155,925
Reading International, Inc. - Class A*	15,989	251,347
Red Lion Hotels Corp.*	12,700	109,855
Regis Corp.*	27,146	387,373
Rush Enterprises, Inc. - Class A*	17,337	802,530
Rush Enterprises, Inc. - Class B*	4,880	212,866
ScanSource, Inc.*	9,300	405,945
Scientific Games Corp. - Class A*	13,200	605,220
Shoe Carnival, Inc.[1]	9,200	205,896
Skechers U.S.A., Inc. - Class A*	3,910	98,102
Skyline Corp.*	3,400	41,106
SkyWest, Inc.	30,980	1,360,022
Sonic Automotive, Inc. - Class A	17,200	350,880
Spartan Motors, Inc.	14,327	158,313
Speedway Motorsports, Inc.	16,619	353,985
Standard Motor Products, Inc.	1,700	82,025
Steelcase, Inc. - Class A	4,280	65,912
Steven Madden Ltd.*	6,900	298,770
Strattec Security Corp.	3,792	155,093
Superior Industries International, Inc.	13,300	221,445
Superior Uniform Group, Inc.	3,554	81,387
Systemax, Inc.	2,300	60,789
Tailored Brands, Inc.	5,300	76,532
Taylor Morrison Home Corp. - Class A*	16,300	359,415
Tilly's, Inc. - Class A	14,990	179,730
Titan International, Inc.[1]	12,050	122,308
Titan Machinery, Inc.*	7,647	118,758
Toro Co.	3,600	223,416
Tower International, Inc.	6,700	182,240
TravelCenters of America LLC*	14,800	62,900
TRI Pointe Group, Inc.*	9,500	131,195
Triton International Ltd./Bermuda	10,400	346,112
Tuesday Morning Corp.*[1]	27,500	88,000
Unifi, Inc.*	5,497	195,858
UniFirst Corp.	3,900	590,850
Universal Electronics, Inc.*	1,200	76,080
Urban Outfitters, Inc.*	11,900	284,410
Vail Resorts, Inc.	900	205,308
Vista Outdoor, Inc.*	18,300	419,802
Visteon Corp.*	1,100	136,147
VOXX International Corp.*	6,900	58,995
Wabash National Corp.[1]	12,700	289,814
Wendy's Co.	34,100	529,573
WESCO International, Inc.*	5,650	329,112
William Lyon Homes - Class A*[1]	9,100	209,209

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Winnebago Industries, Inc.	1,000	$44,750
Wolverine World Wide, Inc.	12,200	351,970
Zumiez, Inc.*	9,300	168,330
		43,082,141
CONSUMER, NON-CYCLICAL – 12.5%
AAC Holdings, Inc.*[1]	4,324	42,937
Aaron's, Inc.	15,700	684,991
ABM Industries, Inc.	7,550	314,910
ACCO Brands Corp.*	54,600	649,740
Acorda Therapeutics, Inc.*	12,500	295,625
Addus HomeCare Corp.*	2,000	70,600
Adtalem Global Education, Inc.	14,100	505,485
Agenus, Inc.*[1]	14,200	62,622
Alico, Inc.	1,900	64,885
Almost Family, Inc.*	2,100	112,770
AMAG Pharmaceuticals, Inc.*[1]	10,700	197,415
American Public Education, Inc.*	4,600	96,830
Analogic Corp.	2,100	175,875
Andersons, Inc.	10,400	356,200
AngioDynamics, Inc.*	9,700	165,773
Anika Therapeutics, Inc.*	800	46,400
Aralez Pharmaceuticals, Inc.*	21,700	49,693
ARC Document Solutions, Inc.*	10,800	44,172
Array BioPharma, Inc.*[1]	6,800	83,640
Arrowhead Pharmaceuticals, Inc.*[1]	27,700	119,941
Ascent Capital Group, Inc. - Class A*	7,100	92,584
Assembly Biosciences, Inc.*	5,023	175,403
Barrett Business Services, Inc.	1,700	96,101
Bovie Medical Corp.*	14,700	49,686
Brookdale Senior Living, Inc.*	17,400	184,440
CAI International, Inc.*	13,500	409,320
Cambium Learning Group, Inc.*	7,000	46,410
Career Education Corp.*	15,506	161,107
Carriage Services, Inc.	4,900	125,440
CBIZ, Inc.*	14,300	232,375
Celldex Therapeutics, Inc.*	35,800	102,388
Central Garden & Pet Co. - Class A*	31,370	1,166,650
Chemed Corp.	1,000	202,050
Chiasma, Inc.*	18,400	46,920
Chimerix, Inc.*	10,500	55,125
Civeo Corp.*	58,400	166,440
Community Health Systems, Inc.*[1]	18,500	142,080
CONMED Corp.	10,700	561,429
CorVel Corp.*	3,300	179,520
CRA International, Inc.	5,800	238,090
Cross Country Healthcare, Inc.*	2,800	39,844
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
CSS Industries, Inc.	7,200	207,504
Cutera, Inc.*	4,300	177,805
Darling Ingredients, Inc.*	53,300	933,816
Dimension Therapeutics, Inc.*	15,948	95,688
Diplomat Pharmacy, Inc.*	15,200	314,792
Dynavax Technologies Corp.*	15,300	328,950
Enanta Pharmaceuticals, Inc.*	4,400	205,920
Endo International PLC*	29,800	255,237
Ennis, Inc.	12,100	237,765
Ensign Group, Inc.[1]	5,340	120,631
Entellus Medical, Inc.*[1]	5,100	94,146
Epizyme, Inc.*	3,300	62,865
Esperion Therapeutics, Inc.*[1]	4,400	220,528
Everi Holdings, Inc.*	17,000	129,030
Exactech, Inc.*	4,900	161,455
Exelixis, Inc.*	12,350	299,241
FONAR Corp.*	1,900	57,950
Franklin Covey Co.*	3,700	75,110
Fresh Del Monte Produce, Inc.	25,000	1,136,500
FTI Consulting, Inc.*	12,200	432,856
Grand Canyon Education, Inc.*	2,700	245,214
Great Lakes Dredge & Dock Corp.*	43,100	209,035
Green Dot Corp. - Class A*	14,100	699,078
Halyard Health, Inc.*	1,900	85,557
Harvard Bioscience, Inc.*	13,900	52,125
HealthEquity, Inc.*	1,600	80,928
Heidrick & Struggles International, Inc.	6,600	139,590
Hertz Global Holdings, Inc.*[1]	34,900	780,364
Huron Consulting Group, Inc.*	1,800	61,740
ICF International, Inc.*	8,798	474,652
ICU Medical, Inc.*	1,600	297,360
Ignyta, Inc.*	9,400	116,090
Immunomedics, Inc.*	11,400	159,372
Impax Laboratories, Inc.*	21,200	430,360
Ingles Markets, Inc. - Class A	6,450	165,765
Innoviva, Inc.*[1]	12,300	173,676
Inogen, Inc.*	1,400	133,140
Inotek Pharmaceuticals Corp.*[1]	39,800	70,844
Insmed, Inc.*	1,900	59,299
Insperity, Inc.	2,950	259,600
Integer Holdings Corp.*	11,560	591,294
Inter Parfums, Inc.	2,800	115,500
Invacare Corp.[1]	11,200	176,400
John B Sanfilippo & Son, Inc.	3,168	213,238
Juno Therapeutics, Inc.*	4,200	188,412
K12, Inc.*	16,250	289,900
Karyopharm Therapeutics, Inc.*	5,300	58,194

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Kelly Services, Inc. - Class A	10,000	$250,900
Korn/Ferry International	9,020	355,659
Landauer, Inc.	1,300	87,490
Lantheus Holdings, Inc.*	7,200	128,160
LendingTree, Inc.*[1]	1,900	464,455
LHC Group, Inc.*	6,600	468,072
LifePoint Health, Inc.*	9,400	544,260
LSC Communications, Inc.	1,637	27,027
MacroGenics, Inc.*	3,000	55,440
Magellan Health, Inc.*	10,100	871,630
Matthews International Corp. - Class A	2,130	132,593
McGrath RentCorp	8,035	351,531
Merit Medical Systems, Inc.*	11,500	487,025
Merrimack Pharmaceuticals, Inc.[1]	5,000	72,700
MGP Ingredients, Inc.[1]	3,446	208,931
Molina Healthcare, Inc.*	5,500	378,180
Momenta Pharmaceuticals, Inc.*	9,700	179,450
MoneyGram International, Inc.*	15,900	256,149
Myriad Genetics, Inc.*	25,400	918,972
National HealthCare Corp.	2,800	175,196
Natural Alternatives International, Inc.*	5,100	54,315
Nature's Sunshine Products, Inc.	4,800	48,720
Navigant Consulting, Inc.*	13,900	235,188
Neff Corp. - Class A*	5,300	132,500
Omega Protein Corp.[1]	12,317	205,078
On Assignment, Inc.*	1,000	53,680
OraSure Technologies, Inc.*	8,200	184,500
Pacific Biosciences of California, Inc.*	10,500	55,125
PDL BioPharma, Inc.*	72,300	245,097
PharMerica Corp.*	13,600	398,480
Post Holdings, Inc.*[1]	3,850	339,839
Prestige Brands Holdings, Inc.*	2,510	125,726
Prothena Corp. PLC*[1]	900	58,293
PTC Therapeutics, Inc.*	5,800	116,058
Quad/Graphics, Inc.	12,725	287,712
Quorum Health Corp.*	15,700	81,326
RadNet, Inc.*	22,069	254,897
REGENXBIO, Inc.*	3,200	105,440
RPX Corp.*	35,200	467,456
RTI Surgical, Inc.*	14,800	67,340
Sanderson Farms, Inc.	4,450	718,764
SciClone Pharmaceuticals, Inc.*	13,532	151,558
Seaboard Corp.	64	288,320
SEACOR Marine Holdings, Inc.*	10,912	170,664
Select Medical Holdings Corp.*	48,949	939,821
Seneca Foods Corp. - Class A*	3,700	127,650
Smart & Final Stores, Inc.*	6,400	50,240
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Snyder's-Lance, Inc.	7,700	293,678
Sotheby's*	3,300	152,163
SP Plus Corp.*	2,400	94,800
SpartanNash Co.	20,600	543,222
Spectrum Pharmaceuticals, Inc.*	24,500	344,715
Strayer Education, Inc.	850	74,180
T2 Biosystems, Inc.*[1]	13,800	57,960
Textainer Group Holdings Ltd.*[1]	11,600	198,940
Tivity Health, Inc.*[1]	10,000	408,000
Trevena, Inc.*	10,800	27,540
TriNet Group, Inc.*	8,000	268,960
Triple-S Management Corp. - Class B*	10,500	248,640
United Natural Foods, Inc.*	15,400	640,486
Universal Corp.	4,010	229,773
Vectrus, Inc.*	1,500	46,260
Viad Corp.	7,500	456,750
Vital Therapies, Inc.*	16,100	81,305
Voyager Therapeutics, Inc.*	6,800	140,012
Weight Watchers International, Inc.*[1]	5,200	226,460
Weis Markets, Inc.	4,652	202,362
WellCare Health Plans, Inc.*	600	103,044
Willdan Group, Inc.*	1,600	51,936
		37,757,215
ENERGY – 6.7%
Adams Resources & Energy, Inc.	2,975	123,462
Andeavor	4,002	412,806
Archrock, Inc.	48,500	608,675
Atwood Oceanics, Inc.*[1]	46,600	437,574
Bill Barrett Corp.*	47,900	205,491
Bristow Group, Inc.[1]	22,300	208,505
California Resources Corp.*[1]	14,200	148,532
Callon Petroleum Co.*	34,900	392,276
CARBO Ceramics, Inc.*[1]	7,400	63,862
Clean Energy Fuels Corp.*	26,500	65,720
CONSOL Energy, Inc.*	6,600	111,804
Delek U.S. Holdings, Inc.	44,838	1,198,520
Denbury Resources, Inc.*	75,200	100,768
Diamond Offshore Drilling, Inc.*[1]	18,500	268,250
Dril-Quip, Inc.*	2,100	92,715
Eclipse Resources Corp.*	17,100	42,750
Ensco PLC - Class A1	61,300	365,961
Era Group, Inc.*	12,100	135,399
Exterran Corp.*	8,900	281,329
First Solar, Inc.*	3,900	178,932
Forum Energy Technologies, Inc.*	18,507	294,261
FuelCell Energy, Inc.*[1]	21,200	37,100
FutureFuel Corp.	10,400	163,696

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Geospace Technologies Corp.*	4,300	$76,626
Green Plains, Inc.	19,700	396,955
Gulf Island Fabrication, Inc.[1]	5,500	69,850
Hallador Energy Co.	5,300	30,316
Helix Energy Solutions Group, Inc.*	35,700	263,823
Jones Energy, Inc. - Class A*	23,700	45,504
Matador Resources Co.*[1]	15,900	431,685
Matrix Service Co.*	14,300	217,360
McDermott International, Inc.*	125,140	909,768
MRC Global, Inc.*	24,400	426,756
Murphy USA, Inc.*	2,300	158,700
Nabors Industries Ltd.	39,000	314,730
Natural Gas Services Group, Inc.*	10,341	293,684
Newpark Resources, Inc.*	32,400	324,000
Noble Corp. plc*[1]	73,400	337,640
Noble Energy, Inc.	9,210	261,196
Oasis Petroleum, Inc.*	73,100	666,672
Oceaneering International, Inc.	9,800	257,446
Oil States International, Inc.*	7,500	190,125
Pacific Ethanol, Inc.*	20,700	114,885
Parsley Energy, Inc. - Class A*	4,000	105,360
Patterson-UTI Energy, Inc.	35,500	743,370
PBF Energy, Inc. - Class A1	35,700	985,677
PDC Energy, Inc.*	15,900	779,577
Pioneer Energy Services Corp.*	45,800	116,790
Plug Power, Inc.*[1]	27,100	70,731
Renewable Energy Group, Inc.*[1]	18,400	223,560
REX American Resources Corp.*[1]	5,218	489,605
Rice Energy, Inc.*	5,000	144,700
Ring Energy, Inc.*	9,300	134,757
Rowan Cos. Plc - Class A*	42,800	549,980
RPC, Inc.[1]	20,900	518,111
RSP Permian, Inc.*	14,550	503,284
SEACOR Holdings, Inc.*	9,354	431,313
SemGroup Corp. - Class A1	12,800	368,000
Stone Energy Corp.*[1]	5,500	159,830
SunCoke Energy, Inc.*	34,600	316,244
Superior Energy Services, Inc.*	13,600	145,248
TETRA Technologies, Inc.*	44,800	128,128
Transocean Ltd.*	39,800	428,248
Unit Corp.*	23,000	473,340
W&T Offshore, Inc.*	19,900	60,695
Willbros Group, Inc.*	23,807	76,659
WPX Energy, Inc.*	38,050	437,575
		20,116,891
COMMON STOCKS (Continued)
FINANCIAL – 27.0%
1st Source Corp.	10,812	549,250
Access National Corp.	1,702	48,779
ACNB Corp.	2,100	58,170
Air Lease Corp.	12,700	541,274
Aircastle Ltd.	19,560	435,992
Alexander & Baldwin, Inc.	3,900	180,687
Allegiance Bancshares, Inc.*	800	29,440
Ambac Financial Group, Inc.*	11,800	203,668
American Equity Investment Life Holding Co.	44,890	1,305,401
American National Bankshares, Inc.	1,366	56,279
American National Insurance Co.	1,900	224,352
American River Bankshares	1,300	18,239
Ameris Bancorp[1]	6,300	302,400
AMERISAFE, Inc.	6,688	389,242
AmeriServ Financial, Inc.	6,700	26,800
Ames National Corp.	500	14,925
Argo Group International Holdings Ltd.	8,794	540,831
Arrow Financial Corp.	1,435	49,292
Artisan Partners Asset Management, Inc. - Class A	6,700	218,420
Aspen Insurance Holdings Ltd.	5,060	204,424
Associated Banc-Corp	9,400	227,950
Astoria Financial Corp.	37,700	810,550
Atlantic Coast Financial Corp.*	3,000	26,430
Atlas Financial Holdings, Inc.*	2,500	47,250
Baldwin & Lyons, Inc. - Class B	7,000	157,850
BancFirst Corp.	2,384	135,292
Bancorp, Inc.*	18,300	151,341
BancorpSouth, Inc.	14,500	464,725
Bank Mutual Corp.	11,501	116,735
Bank of Commerce Holdings	5,400	62,100
Bank of Hawaii Corp.	1,700	141,712
Bank of Marin Bancorp	1,055	72,267
BankFinancial Corp.	9,450	150,160
Bankwell Financial Group, Inc.	1,600	59,104
Banner Corp.	3,110	190,581
Bar Harbor Bankshares	5,854	183,581
Bear State Financial, Inc.[1]	4,900	50,274
Beneficial Bancorp, Inc.	8,600	142,760
Berkshire Hills Bancorp, Inc.	9,036	350,145
BOK Financial Corp.	4,200	374,136
Boston Private Financial Holdings, Inc.	11,900	196,945
Bridge Bancorp, Inc.	2,300	78,085
Brookline Bancorp, Inc.	25,600	396,800
Bryn Mawr Bank Corp.	477	20,893
C&F Financial Corp.	500	27,500

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Camden National Corp.	4,271	$186,386
Canadian Imperial Bank of Commerce	6,492	568,180
Capital Bank Financial Corp. - Class A	6,722	275,938
Capital City Bank Group, Inc.	3,545	85,115
Capitol Federal Financial, Inc.	29,900	439,530
Carolina Financial Corp.	3,600	129,168
Cass Information Systems, Inc.	1,400	88,816
Cathay General Bancorp	18,000	723,600
CenterState Bank Corp.	8,200	219,760
Central Pacific Financial Corp.	3,000	96,540
Central Valley Community Bancorp	7,760	173,048
Century Bancorp, Inc. - Class A	815	65,282
Charter Financial Corp.	2,700	50,031
Chemical Financial Corp.	11,490	600,467
Citizens & Northern Corp.	700	17,192
City Holding Co.[1]	3,499	251,613
Civista Bancshares, Inc.	5,240	117,062
Clifton Bancorp, Inc.	6,400	107,008
CNB Financial Corp.	4,430	121,028
CNO Financial Group, Inc.	54,580	1,273,897
CoBiz Financial, Inc.	4,300	84,452
Codorus Valley Bancorp, Inc.	1,118	34,334
Colony Bankcorp, Inc.	3,800	50,920
Columbia Banking System, Inc.	13,600	572,696
Community Bank System, Inc.	4,872	269,178
Community Bankers Trust Corp.*[1]	3,286	30,231
Community Financial Corp.[1]	900	31,833
Community Trust Bancorp, Inc.	680	31,620
ConnectOne Bancorp, Inc.	3,800	93,480
Consumer Portfolio Services, Inc.*	14,700	67,032
County Bancorp, Inc.	1,800	54,090
Cowen, Inc.*	6,650	118,370
Crawford & Co. - Class B	8,300	99,268
CU Bancorp*	2,352	91,199
Customers Bancorp, Inc.*	6,050	197,351
CVB Financial Corp.	16,200	391,554
Dime Community Bancshares, Inc.	4,900	105,350
Donegal Group, Inc. - Class A	5,031	81,150
Eagle Bancorp, Inc.*	2,137	143,286
eHealth, Inc.*	4,650	111,088
EMC Insurance Group, Inc.	7,749	218,134
Employers Holdings, Inc.	18,200	827,190
Encore Capital Group, Inc.*[1]	6,800	301,240
Enova International, Inc.*	10,200	137,190
Enstar Group Ltd.*	2,500	555,875
Enterprise Bancorp, Inc.	4,500	163,395
Enterprise Financial Services Corp.	3,100	131,285
COMMON STOCKS (Continued)
FINANCIAL (Continued)
ESSA Bancorp, Inc.	11,128	174,710
Evans Bancorp, Inc.	2,900	125,280
Farmers Capital Bank Corp.	2,000	84,100
Farmers National Banc Corp.[1]	5,600	84,280
FBL Financial Group, Inc. - Class A	14,400	1,072,800
Federal Agricultural Mortgage Corp. - Class C	7,808	567,954
Fidelity & Guaranty Life[1]	3,310	102,775
Fidelity Southern Corp.	9,107	215,289
Financial Institutions, Inc.	3,930	113,184
First American Financial Corp.	7,460	372,776
First Bancorp, Inc.	3,070	93,052
First BanCorp/Puerto Rico*	48,800	249,856
First Bancorp/Southern Pines NC	5,900	203,019
First Bancshares, Inc.[1]	1,086	32,743
First Bank/Hamilton NJ	1,300	17,290
First Busey Corp.	14,229	446,221
First Business Financial Services, Inc.	1,212	27,573
First Citizens BancShares, Inc. - Class A	1,100	411,279
First Commonwealth Financial Corp.	33,960	479,855
First Community Bancshares, Inc.	3,700	107,707
First Defiance Financial Corp.	7,850	412,046
First Financial Bancorp	12,900	337,335
First Financial Bankshares, Inc.[1]	5,900	266,680
First Financial Corp.	3,081	146,656
First Financial Northwest, Inc.	5,400	91,746
First Horizon National Corp.	13,000	248,950
First Internet Bancorp	1,900	61,370
First Interstate BancSystem, Inc. - Class A	7,926	303,169
First Merchants Corp.	12,605	541,133
First Mid-Illinois Bancshares, Inc.	1,732	66,509
First Midwest Bancorp, Inc.	28,600	669,812
First of Long Island Corp.	5,025	153,011
First United Corp.*	6,300	103,950
Flagstar Bancorp, Inc.*	4,200	149,016
Flushing Financial Corp.	8,900	264,508
FNB Corp.	43,652	612,438
FNFV Group*	17,400	298,410
Forestar Group, Inc.*	8,300	142,760
Franklin Financial Network, Inc.*	2,100	74,865
Fulton Financial Corp.	56,400	1,057,500
GAIN Capital Holdings, Inc.	5,200	33,228
Genworth Financial, Inc. - Class A*	34,500	132,825
German American Bancorp, Inc.	6,387	242,898
Glacier Bancorp, Inc.[1]	13,400	505,984
Global Indemnity Ltd.*	2,000	84,800
Great Southern Bancorp, Inc.	2,415	134,395

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Great Western Bancorp, Inc.	4,960	$204,749
Green Bancorp, Inc.*	12,500	295,625
Greenlight Capital Re Ltd. - Class A*	6,900	149,385
Guaranty Bancorp	3,000	83,400
Guaranty Federal Bancshares, Inc.	965	20,661
Hallmark Financial Services, Inc.*	12,699	147,435
Hancock Holding Co.	22,700	1,099,815
Hanmi Financial Corp.	6,200	191,890
Hanover Insurance Group, Inc.	6,900	668,817
HCI Group, Inc.[1]	4,200	160,650
Heartland Financial USA, Inc.	3,500	172,900
Heritage Commerce Corp.	7,540	107,294
Heritage Financial Corp.	7,070	208,565
Heritage Insurance Holdings, Inc.[1]	7,400	97,754
HFF, Inc. - Class A	7,200	284,832
Hilltop Holdings, Inc.	18,147	471,822
HMN Financial, Inc.*	1,020	18,207
Home Bancorp, Inc.	3,920	163,934
HomeStreet, Inc.*	4,200	113,400
Hope Bancorp, Inc.	12,217	216,363
Horace Mann Educators Corp.	15,900	625,665
Horizon Bancorp	4,561	133,044
Huntington Bancshares, Inc.	19,336	269,931
IBERIABANK Corp.	9,971	819,118
Independence Holding Co.	6,550	165,387
Independent Bank Corp.	4,889	110,736
Independent Bank Corp./Rockland MA	7,400	552,410
Independent Bank Group, Inc.	3,300	198,990
Infinity Property & Casualty Corp.	6,740	634,908
International Bancshares Corp.	17,700	709,770
INTL. FCStone, Inc.*	3,445	132,012
Investment Technology Group, Inc.	6,775	149,998
Investors Title Co.	1,000	179,070
Janus Henderson Group PLC	15,478	539,254
Kearny Financial Corp.	14,800	227,180
Kemper Corp.	22,330	1,183,490
Lakeland Bancorp, Inc.	13,435	274,074
Lakeland Financial Corp.	6,050	294,756
Legg Mason, Inc.	7,200	283,032
LPL Financial Holdings, Inc.	6,200	319,734
Macatawa Bank Corp.	4,200	43,092
Maiden Holdings Ltd.	37,040	294,468
MainSource Financial Group, Inc.	8,082	289,821
Malvern Bancorp, Inc.*[1]	2,546	68,106
Marlin Business Services Corp.	7,400	212,750
MB Financial, Inc.	12,543	564,686
MBIA, Inc.*	18,300	159,210
COMMON STOCKS (Continued)
FINANCIAL (Continued)
MBT Financial Corp.	7,000	76,650
Mercantile Bank Corp.	4,830	168,567
Mercury General Corp.	14,100	799,329
Meridian Bancorp, Inc.	6,700	124,955
Meta Financial Group, Inc.	2,600	203,840
MGIC Investment Corp.*	59,400	744,282
MidWestOne Financial Group, Inc.	2,100	70,896
MutualFirst Financial, Inc.	2,626	100,970
National Bankshares, Inc.[1]	1,700	76,415
National Commerce Corp.*	2,600	111,280
National Western Life Group, Inc. - Class A	1,900	663,100
Nationstar Mortgage Holdings, Inc.*	8,200	152,274
Navigators Group, Inc.	19,666	1,147,511
NBT Bancorp, Inc.	5,400	198,288
Nelnet, Inc. - Class A	6,700	338,350
NewStar Financial, Inc.	8,200	96,268
Nicolet Bankshares, Inc.*	2,265	130,305
NMI Holdings, Inc. - Class A*	29,500	365,800
Northeast Bancorp	2,410	63,022
Northrim BanCorp, Inc.	2,520	88,074
Northwest Bancshares, Inc.	20,108	347,265
OceanFirst Financial Corp.	14,809	407,099
OFG Bancorp[1]	17,700	161,955
Old Line Bancshares, Inc.	1,300	36,400
Old National Bancorp	33,566	614,258
Old Point Financial Corp.[1]	861	27,896
Old Second Bancorp, Inc.	14,600	196,370
Opus Bank	2,400	57,600
Oritani Financial Corp.	8,152	136,954
Orrstown Financial Services, Inc.	2,733	68,052
Pacific Premier Bancorp, Inc.*	5,778	218,119
Park National Corp.	2,100	226,779
Park Sterling Corp.	22,389	278,071
Parke Bancorp, Inc.	2,904	64,469
Pathfinder Bancorp, Inc.	1,600	24,272
Peapack Gladstone Financial Corp.	5,295	178,653
Penns Woods Bancorp, Inc.	1,000	46,470
Peoples Bancorp, Inc.	1,800	60,462
PHH Corp.*	10,300	143,479
Pinnacle Financial Partners, Inc.	13,823	925,450
Piper Jaffray Cos.	5,300	314,555
Preferred Bank/Los Angeles CA	7,100	428,485
Premier Financial Bancorp, Inc.	2,530	55,129
Primerica, Inc.	2,200	179,410
ProAssurance Corp.	5,500	300,575
Provident Financial Holdings, Inc.	4,300	84,280
Provident Financial Services, Inc.	14,800	394,716

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
QCR Holdings, Inc.	2,640	$120,120
Radian Group, Inc.	11,700	218,673
RE/MAX Holdings, Inc. - Class A	1,500	95,325
Regional Management Corp.*	7,900	191,259
Renasant Corp.	13,203	566,409
Riverview Bancorp, Inc.	12,348	103,723
RLI Corp.	4,200	240,912
S&T Bancorp, Inc.	10,016	396,433
Safety Insurance Group, Inc.	6,550	499,765
Sandy Spring Bancorp, Inc.	4,031	167,045
Seacoast Banking Corp. of Florida*	7,875	188,134
Security National Financial Corp. - Class A*	6,442	32,854
Selective Insurance Group, Inc.	33,593	1,808,983
ServisFirst Bancshares, Inc.[1]	4,000	155,400
Shore Bancshares, Inc.	3,600	59,940
SI Financial Group, Inc.	3,700	55,315
Sierra Bancorp	7,700	209,055
Simmons First National Corp. - Class A	4,052	234,611
SLM Corp.*	10,600	121,582
South State Corp.	2,755	248,088
Southern First Bancshares, Inc.*	2,000	72,700
Southern National Bancorp of Virginia, Inc.[1]	3,504	59,533
Southside Bancshares, Inc.	7,666	278,736
Southwest Bancorp, Inc.	6,100	168,055
St. Joe Co.*	6,200	116,870
State Auto Financial Corp.	15,545	407,745
State Bank Financial Corp.	9,400	269,310
State National Cos., Inc.	9,750	204,652
Sterling Bancorp	39,009	961,572
Stewart Information Services Corp.	7,280	274,893
Stifel Financial Corp.	9,300	497,178
Stock Yards Bancorp, Inc.	4,450	169,100
Summit Financial Group, Inc.	4,001	102,666
Sutherland Asset Management Corp.	5,600	87,920
Synovus Financial Corp.	8,828	406,618
TCF Financial Corp.	3,900	66,456
Texas Capital Bancshares, Inc.*	3,800	326,040
Third Point Reinsurance Ltd.*	18,000	280,800
Timberland Bancorp, Inc.	4,878	152,877
Tiptree, Inc.	8,100	50,625
Tompkins Financial Corp.	2,729	235,076
Towne Bank/Portsmouth VA1	7,392	247,632
TriCo Bancshares	4,525	184,394
TriState Capital Holdings, Inc.*	6,900	158,010
Triumph Bancorp, Inc.*	5,400	174,150
TrustCo Bank Corp. NY	19,200	170,880
Trustmark Corp.	20,750	687,240
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Two River Bancorp[1]	1,890	37,460
Umpqua Holdings Corp.	50,724	989,625
Union Bankshares Corp.	11,809	416,858
United Bankshares, Inc.[1]	4,341	161,268
United Community Bancorp	995	19,154
United Community Banks, Inc.	16,200	462,348
United Community Financial Corp.	40,760	391,296
United Financial Bancorp, Inc.	7,289	133,316
United Fire Group, Inc.	17,370	795,893
United Insurance Holdings Corp.	3,006	48,998
United Security Bancshares/Fresno CA	8,200	77,900
Unity Bancorp, Inc.	3,303	65,399
Universal Insurance Holdings, Inc.[1]	13,760	316,480
Univest Corp. of Pennsylvania	13,530	432,960
Validus Holdings Ltd.	7,900	388,759
Valley National Bancorp	5,191	62,552
Veritex Holdings, Inc.*	8,900	239,944
Virtus Investment Partners, Inc.	1,100	127,655
Waddell & Reed Financial, Inc. - Class A1	14,400	289,008
Walker & Dunlop, Inc.*	9,600	502,368
Washington Federal, Inc.	28,200	948,930
Washington Trust Bancorp, Inc.	1,900	108,775
Waterstone Financial, Inc.	8,924	174,018
Webster Financial Corp.	10,840	569,642
WesBanco, Inc.	11,343	465,290
West Bancorporation, Inc.	2,220	54,168
Westamerica Bancorporation1	4,300	256,022
Western New England Bancorp, Inc.	13,581	148,033
Wintrust Financial Corp.	12,300	963,213
World Acceptance Corp.*[1]	2,500	207,225
WSFS Financial Corp.	7,159	349,001
Xenith Bankshares, Inc.*	3,120	101,400
		81,573,121
INDUSTRIAL – 20.0%
AAON, Inc.	9,400	324,065
AAR Corp.	18,300	691,374
Actuant Corp. - Class A	4,900	125,440
Advanced Emissions Solutions, Inc.[1]	4,000	43,880
Advanced Energy Industries, Inc.*	4,100	331,116
Aegion Corp.*	7,989	185,984
Aerovironment, Inc.*	4,500	243,540
Air Transport Services Group, Inc.*	45,900	1,117,206
Alamo Group, Inc.	5,500	590,535
Albany International Corp. - Class A	3,600	206,640
Allied Motion Technologies, Inc.	4,006	101,512
American Railcar Industries, Inc.[1]	2,600	100,360
Ampco-Pittsburgh Corp.	2,800	48,720

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Applied Optoelectronics, Inc.*[1]	2,200	$142,274
ArcBest Corp.	7,100	237,495
Ardmore Shipping Corp.*[1]	13,600	112,200
Argan, Inc.	3,600	242,100
Arotech Corp.*	10,300	43,260
Astec Industries, Inc.	4,397	246,276
Atlas Air Worldwide Holdings, Inc.*	17,050	1,121,890
AVX Corp.	10,700	195,061
Ballantyne Strong, Inc.*	3,565	21,747
Barnes Group, Inc.	13,600	957,984
Bel Fuse, Inc. - Class B	2,780	86,736
Belden, Inc.	2,700	217,431
Benchmark Electronics, Inc.*	23,800	812,770
Berry Global Group, Inc.*	2,920	165,418
Brady Corp. - Class A	5,300	201,135
Briggs & Stratton Corp.	20,700	486,450
BWX Technologies, Inc.	6,800	380,936
Casella Waste Systems, Inc. - Class A*	11,100	208,680
CECO Environmental Corp.	8,800	74,448
Celadon Group, Inc.[1]	19,700	132,975
Chart Industries, Inc.*	9,200	360,916
Chase Corp.	1,700	189,380
Chicago Bridge & Iron Co. N.V.[1]	11,100	186,480
Coherent, Inc.*	5,789	1,361,399
Colfax Corp.*	3,200	133,248
Columbus McKinnon Corp.	7,600	287,812
Comfort Systems USA, Inc.	3,000	107,100
Control4 Corp.*	7,700	226,842
Core Molding Technologies, Inc.	4,700	103,118
Covenant Transportation Group, Inc. - Class A*	6,542	189,587
Cree, Inc.*	3,800	107,122
CTS Corp.	5,600	134,960
Cubic Corp.	4,900	249,900
Curtiss-Wright Corp.	11,600	1,212,664
DHT Holdings, Inc.	28,600	113,828
Dorian LPG Ltd.*	7,000	47,740
Ducommun, Inc.*	8,022	257,105
Dycom Industries, Inc.*	1,100	94,468
Eastern Co.	2,500	71,750
Echo Global Logistics, Inc.*	8,400	158,340
Electro Scientific Industries, Inc.*	13,150	183,048
EMCOR Group, Inc.	6,700	464,846
Encore Wire Corp.	8,300	371,633
EnPro Industries, Inc.	1,700	136,901
ESCO Technologies, Inc.	2,900	173,855
Esterline Technologies Corp.*	10,540	950,181
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Fabrinet*	4,300	159,358
Federal Signal Corp.	21,000	446,880
Fluidigm Corp.*	15,600	78,624
FreightCar America, Inc.	11,400	222,984
GasLog Ltd.[1]	13,700	239,065
GATX Corp.[1]	18,640	1,147,478
Gencor Industries, Inc.*	7,200	127,080
Generac Holdings, Inc.*	3,900	179,127
General Cable Corp.	21,600	407,160
General Finance Corp.*	10,700	54,035
Gibraltar Industries, Inc.*	16,950	527,993
Global Brass & Copper Holdings, Inc.	2,200	74,360
Golar LNG Ltd.[1]	12,500	282,625
Goldfield Corp.*	21,900	137,970
Granite Construction, Inc.	9,850	570,808
Greenbrier Cos., Inc.[1]	13,500	650,025
Greif, Inc. - Class A	8,900	521,006
Griffon Corp.	22,230	493,506
Handy & Harman Ltd.*	1,544	50,257
Hardinge, Inc.	9,900	151,173
Harsco Corp.*	24,300	507,870
Heartland Express, Inc.	10,200	255,816
Heritage-Crystal Clean, Inc.*	5,800	126,150
Hornbeck Offshore Services, Inc.*[1]	27,000	109,080
Hub Group, Inc. - Class A*	8,100	347,895
Hurco Cos., Inc.	4,902	203,923
Hyster-Yale Materials Handling, Inc.	4,080	311,875
IES Holdings, Inc.*	16,500	285,450
II-VI, Inc.*	18,870	776,500
Itron, Inc.*	5,900	456,955
John Bean Technologies Corp.	1,700	171,870
Kadant, Inc.	6,990	688,864
Kaman Corp.	2,000	111,560
KapStone Paper and Packaging Corp.[1]	11,100	238,539
KBR, Inc.	23,500	420,180
KEMET Corp.*	11,900	251,447
Kennametal, Inc.	18,000	726,120
Kimball Electronics, Inc.*	16,200	350,730
Kirby Corp.*[1]	1,600	105,520
KLX, Inc.*	9,200	486,956
Knight-Swift Transportation Holdings, Inc.*	8,400	349,020
Kratos Defense & Security Solutions, Inc.*	21,900	286,452
Lawson Products, Inc.*	1,646	41,479
Layne Christensen Co.*	6,500	81,575
LB Foster Co. - Class A	7,400	168,350
Littelfuse, Inc.	600	117,528
Louisiana-Pacific Corp.*	26,560	719,245

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LSB Industries, Inc.*[1]	7,700	$61,138
Lydall, Inc.*	7,338	420,467
Manitowoc Co., Inc.*	22,800	205,200
Marten Transport Ltd.	27,000	554,850
MasTec, Inc.*	16,444	763,002
Methode Electronics, Inc.	2,730	115,616
Milacron Holdings Corp.*	1,900	32,034
Moog, Inc. - Class A*	5,600	467,208
MSA Safety, Inc.	2,400	190,824
Mueller Industries, Inc.	2,100	73,395
Mueller Water Products, Inc. - Class A	6,901	88,333
Multi-Color Corp.	5,238	429,254
Myers Industries, Inc.	4,500	94,275
MYR Group, Inc.*	5,100	148,614
National Presto Industries, Inc.	600	63,870
NL Industries, Inc.*	7,700	70,455
NN, Inc.	9,400	272,600
Nordson Corp.	1,700	201,450
Northwest Pipe Co.*	3,100	58,962
Novanta, Inc.*	5,350	233,260
Olympic Steel, Inc.	6,300	138,600
Orion Group Holdings, Inc.*	9,300	61,008
Oshkosh Corp.	1,900	156,826
Owens-Illinois, Inc.*	6,000	150,960
PAM Transportation Services, Inc.*	6,706	160,475
Park Electrochemical Corp.	4,700	86,950
Park-Ohio Holdings Corp.	4,700	214,320
Patrick Industries, Inc.*	1,460	122,786
Plexus Corp.*	5,800	325,264
Powell Industries, Inc.	2,600	77,974
Primoris Services Corp.	9,600	282,432
Quanex Building Products Corp.	9,000	206,550
Radiant Logistics, Inc.*	25,300	134,343
Raven Industries, Inc.	3,100	100,440
Regal Beloit Corp.[1]	5,900	466,100
Rexnord Corp.*	8,800	223,608
Roadrunner Transportation Systems, Inc.*	11,900	113,407
Rogers Corp.*	3,500	466,480
Saia, Inc.*	10,800	676,620
Sanmina Corp.*	44,190	1,641,658
Scorpio Tankers, Inc.	70,110	240,477
Ship Finance International Ltd.1	15,765	228,593
SigmaTron International, Inc.*	3,300	27,654
SPX Corp.*	7,900	231,786
Standex International Corp.	500	53,100
Sterling Construction Co., Inc.*	5,600	85,288
Stoneridge, Inc.*	6,400	126,784
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Summit Materials, Inc. - Class A*	15,013	480,866
Synalloy Corp.*	7,400	92,500
SYNNEX Corp.	15,200	1,922,952
Tech Data Corp.*	9,925	881,836
Teekay Corp.[1]	14,600	130,378
Teekay Tankers Ltd. - Class A1	39,000	63,180
Teledyne Technologies, Inc.*	5,000	795,900
Terex Corp.	25,100	1,130,002
Tetra Tech, Inc.	11,850	551,618
TimkenSteel Corp.*	19,000	313,500
TopBuild Corp.*	13,100	853,727
Transcat, Inc.*	5,141	70,175
Tredegar Corp.	10,592	190,656
Trex Co., Inc.*	6,000	540,420
TriMas Corp.*	8,300	224,100
Trinseo S.A.	9,600	644,160
Triumph Group, Inc.	6,100	181,475
TTM Technologies, Inc.*	52,444	806,064
Tutor Perini Corp.*	23,500	667,400
U.S. Ecology, Inc.	2,700	145,260
Universal Forest Products, Inc.	7,350	721,476
USA Truck, Inc.*	8,400	118,020
Vishay Intertechnology, Inc.	44,450	835,660
Vishay Precision Group, Inc.*	13,900	339,160
VSE Corp.	5,600	318,416
Watts Water Technologies, Inc. - Class A	3,400	235,280
Werner Enterprises, Inc.	12,400	453,220
Willis Lease Finance Corp.*	3,500	86,065
Worthington Industries, Inc.	1,400	64,400
XPO Logistics, Inc.*	17,612	1,193,741
YRC Worldwide, Inc.*[1]	4,700	64,860
ZAGG, Inc.*	26,260	413,595
Zebra Technologies Corp. - Class A*	1,800	195,444
		60,361,120
TECHNOLOGY – 7.4%
Actua Corp.*	11,600	177,480
Acxiom Corp.*	6,200	152,768
Advanced Micro Devices, Inc.*[1]	93,700	1,194,675
Agilysys, Inc.*	4,700	56,165
Alpha & Omega Semiconductor Ltd.*	20,050	330,624
Amkor Technology, Inc.*	58,300	615,065
Amtech Systems, Inc.*	6,900	82,662
Axcelis Technologies, Inc.*	4,525	123,759
AXT, Inc.*	14,450	132,218
Brooks Automation, Inc.	31,000	941,160
Cabot Microelectronics Corp.	4,900	391,657
CACI International, Inc. - Class A*	13,600	1,895,160

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cavium, Inc.*	1,592	$104,976
CEVA, Inc.*	5,200	222,560
Cirrus Logic, Inc.*	13,100	698,492
Cohu, Inc.	13,994	333,617
Convergys Corp.	27,200	704,208
CSG Systems International, Inc.	1,700	68,170
Cypress Semiconductor Corp.[1]	54,153	813,378
Digi International, Inc.*	8,400	89,040
Digital Turbine, Inc.*	30,800	46,508
Diodes, Inc.*	11,700	350,181
DMC Global, Inc.[1]	6,300	106,470
Donnelley Financial Solutions, Inc.*	1,637	35,294
DSP Group, Inc.*[1]	11,400	148,200
Ebix, Inc.1	14,070	918,067
Engility Holdings, Inc.*	9,706	336,604
Entegris, Inc.*	17,550	506,317
ExlService Holdings, Inc.*	3,410	198,871
ExOne Co.*[1]	6,000	68,160
FormFactor, Inc.*	35,136	592,042
Glu Mobile, Inc.*	43,300	162,808
GSI Technology, Inc.*	4,700	34,169
InnerWorkings, Inc.*	4,400	49,500
Inovalon Holdings, Inc. - Class A*[1]	9,300	158,565
Insight Enterprises, Inc.*	15,600	716,352
IXYS Corp.*	15,100	357,870
Key Tronic Corp.*	7,700	55,517
Kulicke & Soffa Industries, Inc.*	35,000	754,950
MagnaChip Semiconductor Corp.*	2,750	31,213
ManTech International Corp. - Class A	13,980	617,217
MaxLinear, Inc.*	5,833	138,534
Mercury Systems, Inc.*	12,400	643,312
MKS Instruments, Inc.	15,600	1,473,420
MTS Systems Corp.	1,600	85,520
NetScout Systems, Inc.*	15,700	507,895
PAR Technology Corp.*	3,200	33,408
pdvWireless, Inc.*[1]	2,800	83,440
Photronics, Inc.*	41,100	363,735
Pitney Bowes, Inc.	5,000	70,050
QAD, Inc. - Class A	2,200	75,570
Qorvo, Inc.*	3,705	261,869
Rudolph Technologies, Inc.*	6,470	170,161
Sapiens International Corp. N.V.*[1]	14,900	196,680
Sigma Designs, Inc.*	10,800	68,040
StarTek, Inc.*	5,600	65,800
Stratasys Ltd.*	5,900	136,408
Super Micro Computer, Inc.*	9,218	203,718
Sykes Enterprises, Inc.*	11,797	344,001
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Syntel, Inc.	4,500	88,425
Take-Two Interactive Software, Inc.*	2,000	204,460
Teradyne, Inc.	3,200	119,328
Ultra Clean Holdings, Inc.*	14,850	454,707
Veeco Instruments, Inc.*	5,908	126,431
VeriFone Systems, Inc.*	7,600	154,128
Verint Systems, Inc.*	4,300	179,955
Virtusa Corp.*	1,200	45,336
Vocera Communications, Inc.*	2,000	62,740
Xcerra Corp.*	11,800	116,230
Zynga, Inc. - Class A*	117,300	443,394
		22,289,404
UTILITIES – 0.1%
Ameresco, Inc. - Class A*	19,413	151,421

TOTAL COMMON STOCKS
(Cost $202,322,838)		290,307,120

	Principal Amount
CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	22,679

TOTAL CORPORATE BONDS
(Cost $22,000)		22,679

	Number of Shares
EXCHANGE-TRADED FUNDS – 1.2%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares ETF[1]	32,125	781,280
SPDR S&P Metals & Mining ETF[1]	18,388	591,726
SPDR S&P Oil & Gas Equipment & Services ETF[1]	105,500	1,749,190
SPDR S&P Oil & Gas Exploration & Production ETF[1]	11,800	402,262

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,091,029)		3,524,458

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017

	Number of Shares	Value
MONEY MARKET INVESTMENTS – 11.2%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 1.01%3, [4]	914,210	$914,210
Federated Treasury Obligations Fund - Class Institutional, 0.86%[3]	8,891,145	8,891,145
Invesco Government & Agency Portfolio - Class Institutional, 1.02%3, [4]	23,980,647	23,980,647

TOTAL MONEY MARKET INVESTMENTS
(Cost $33,786,002)		33,786,002

TOTAL INVESTMENTS – 108.6%
(Cost $239,221,869)		327,640,259

Liabilities less other assets – (8.6)%		(25,879,792)

TOTAL NET ASSETS – 100.0%		$301,760,467

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $24,050,882 at September 30, 2017.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the 7-day yield at September 30, 2017.

[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $24,894,857 at September 30, 2017.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	14.0%
Insurance	7.4%
Electronics	4.6%
Retail	4.3%
Commercial Services	4.1%
Semiconductors	4.0%
Oil & Gas	3.8%
Savings & Loans	3.1%
Transportation	3.0%
Chemicals	2.6%
Diversified Financial Services	2.3%
Computers	2.2%
Oil & Gas Services	2.0%
Aerospace/Defense	2.0%
Engineering & Construction	2.0%
Food	1.9%
Healthcare-Services	1.8%
Miscellaneous Manufacturing	1.7%
Biotechnology	1.6%
Home Builders	1.5%
Auto Parts & Equipment	1.4%
Building Materials	1.4%
Entertainment	1.4%
Machinery-Diversified	1.3%
Software	1.2%
Healthcare-Products	1.2%
Internet	1.2%
Telecommunications	1.1%
Media	1.1%
Iron/Steel	1.0%
Lodging	1.0%
Apparel	1.0%
Mining	1.0%
Pharmaceuticals	1.0%
Leisure Time	0.9%
Distribution/Wholesale	0.8%
Machinery-Construction & Mining	0.7%
Electrical Components & Equipment	0.7%
Airlines	0.7%
Household Products/Wares	0.7%
Trucking & Leasing	0.6%
Metal Fabricate/Hardware	0.6%
Energy-Alternate Sources	0.6%
Packaging & Containers	0.5%
Hand/Machine Tools	0.5%
Environmental Control	0.4%
Forest Products & Paper	0.3%
Auto Manufacturers	0.3%
Real Estate	0.3%
Home Furnishings	0.2%
Textiles	0.2%
Housewares	0.2%
Agriculture	0.2%
Coal	0.1%
Pipelines	0.1%
Office Furnishings	0.1%
Storage/Warehousing	0.1%
Beverages	0.1%
Electric	0.1%
Cosmetics/Personal Care	0.0%[1]
REITS	0.0%[1]
Office/Business Equipment	0.0%[1]
Total Common Stocks	96.2%
Corporate Bonds
Metal Fabricate/Hardware	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Funds	1.2%
Money Market Investments	11.2%
Total Investments	108.6%
Liabilities less other assets	(8.6)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

ASSETS
Investments in securities, at value (cost $239,221,869)	$327,640,259	(1)
Receivables:
Securities sold	830,604
Fund shares issued	114,986
Dividends and interest	159,516
Securities lending income	22,309
Prepaid expenses and other assets	18,316
Total assets	328,785,990

LIABILITIES
Collateral due to broker for securities loaned	24,894,857
Payables:
Securities purchased	1,807,996
Fund shares redeemed	142,160
Due to Trustees	2,175
Due to Adviser	108,243
Accrued other expenses	70,092
Total liabilities	27,025,523

NET ASSETS	$301,760,467

COMPONENTS OF NET ASSETS
Paid-in-capital	$212,329,100
Accumulated undistributed net investment income	166,016
Accumulated undistributed net realized gain on investments	846,961
Net unrealized appreciation on investments	88,418,390
NET ASSETS	$301,760,467

Shares outstanding no par value (unlimited shares authorized)	15,324,720

Net asset value, offering and redemption price per share	$19.69

(1)	Includes securities on loan of $24,050,882 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2017

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $2,020)	$3,239,679
Net securities lending income	210,371
Interest	51,633
Total investment income	3,501,683

Expenses
Investment advisory fees	1,408,626
Fund accounting and administration fees and expenses	144,959
Transfer agent fees	104,410
Professional fees	47,058
Registration fees	46,177
Custody fees	41,327
Shareholder reporting fees	31,735
Insurance fees	13,376
Trustees' fees and expenses	8,700
Miscellaneous expenses	3,784
Total expenses	1,850,152
Expenses waived by the Adviser	(159,801)
Net expenses	1,690,351
Net investment income	1,811,332

Net Realized and Unrealized Gain on Investments
Net realized gain on investments	7,761,265
Net change in unrealized appreciation on investments	39,793,128
Net realized and unrealized gain on investments	47,554,393

Net Increase in Net Assets from Operations	$49,365,725

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$1,811,332	$2,092,663
Net realized gain (loss) on investments	7,761,265	(5,666,510)
Net change in unrealized appreciation on investments	39,793,128	32,373,663
Net increase resulting from operations	49,365,725	28,799,816

Distributions to Shareholders
From net investment income	(1,770,699)	(1,892,275)
Net decrease resulting from distributions	(1,770,699)	(1,892,275)

Capital Transactions
Proceeds from shares issued	39,098,119	82,306,238
Reinvestment of distributions	1,766,811	1,888,511
Cost of shares redeemed	(47,921,627)	(39,982,190)
Net increase (decrease) resulting from capital transactions	(7,056,697)	44,212,559

Total increase in net assets	40,538,329	71,120,100

Net Assets
Beginning of year	261,222,138	190,102,038
End of year	$301,760,467	$261,222,138

Accumulated undistributed net investment income	$166,016	$266,897

Capital Share Activity
Shares issued	2,140,587	5,535,531
Shares reinvested	94,262	120,913
Shares redeemed	(2,606,935)	(2,647,407)
Net increase (decrease) in capital shares	(372,086)	3,009,037

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Net asset value, beginning of year	$16.64	$14.98	$15.32	$14.89	$11.33
Income from Investment Operations:
Net investment income	0.12	0.14	0.16	0.10	0.16
Net realized and unrealized gain (loss) on investments	3.04	1.65	(0.32)	0.89	3.70
Total from investment operations	3.16	1.79	(0.16)	0.99	3.86

Less Distributions:
From net investment income	(0.11)	(0.13)	(0.14)	(0.08)	(0.16)
From net realized gain	—	—	(0.04)	(0.48)	(0.14)
Total distributions	(0.11)	(0.13)	(0.18)	(0.56)	(0.30)

Net asset value, end of year	$19.69	$16.64	$14.98	$15.32	$14.89

Total return	19.06%	12.01%	(1.10%)	6.70%	34.88%

Ratios and Supplemental Data
Net assets, end of year (in thousands)	$301,760	$261,222	$190,102	$161,458	$103,755

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.66%	0.68%	0.69%	0.72%	1.17%
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets
Before fees reimbursed by the Adviser	0.58%	0.84%	0.91%	0.52%	0.59%
After fees reimbursed by the Adviser	0.64%	0.92%	1.00%	0.64%	1.16%

Portfolio turnover rate	42%	39%	34%	16%	24%

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of September 30, 2017

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board, Accounting Standards Codification Topic 946, Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2017:

	Level 1	Level 2	Level 3***	Total
Investments in Securities
Common Stocks*
Basic Materials	$14,908,834	$—	$—	$14,908,834
Communications	10,066,973	—	—	10,066,973
Consumer, Cyclical	43,082,141	—	—	43,082,141
Consumer, Non-Cyclical	37,757,215	—	—	37,757,215
Energy	20,116,891	—	—	20,116,891
Financial	81,430,361	142,760	—	81,573,121
Industrial	60,361,120	—	—	60,361,120
Technology	22,289,404	—	—	22,289,404
Utilities	151,421	—	—	151,421
Corporate Bonds**
Industrial	—	22,679	—	22,679
Exchange-Traded Funds	3,524,458	—	—	3,524,458
Money Market Investments	33,786,002	—	—	33,786,002
Total Investments in Securities	$327,474,820	$165,439	$—	$327,640,259

*
The Fund held a security classified as Level 2 security at period end because this security did not have any trading activity on September 29, 2017, the last business day of the fiscal year and thus did not have a last reported sales price of the day. As a result, this security was valued in accordance with procedures established by and under the general supervision and responsibility of the Board. This Level 2 security which was held on September 30, 2016 was classified as a Level 1 security at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $142,760.

Certain Level 1 securities at September 30, 2017 which were held at September 30, 2016, were classified as Level 2 securities at September 30, 2016 because they did not have any trading activity on September 30, 2016 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at September 30, 2017 was $50,040. There were no other transfers between Levels.

**	All corporate bonds held in the Fund are classified as Level 2 securities.

***	There were no Level 3 securities as of September 30, 2017. There were no transfers into or out of Level 3 as of period end.

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2017

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2014-2017), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities' loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2017, the value of securities loaned by the Fund was $24,050,882 and the Fund received cash collateral of $24,894,857. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2017

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets until January 31, 2018. For the year ended September 30, 2017, the Fund accrued $1,408,626 in advisory fees under the Investment Advisory Agreement.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three fiscal years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2017, reimbursements that may potentially be made by the Fund to the Adviser total $500,448, which expire as follows:

September 30, 2018	$162,276
September 30, 2019	$178,371
September 30, 2020	$159,801

Certain officers and a Trustee of the Trust are also officers of the Adviser. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2017, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$239,612,076
Gross Unrealized Appreciation	$92,601,097
Gross Unrealized Depreciation	(4,572,914)
Net Unrealized Appreciation	$88,028,183

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2017, permanent differences in book and tax accounting have been reclassified between paid-in-capital, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Paid-in- Capital	Accumulated Undistributed Net Investment Income	Accumulated Undistributed Net Realized Gain on Investments
$ 1	$ (141,514)	$ 141,513

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2017

As of September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$213,878
Undistributed Long-term Gains	1,199,559
Tax Accumulated Earnings	1,413,437
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	88,028,183
Total Accumulated Earnings	$89,441,620

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended September 30, 2017, the Fund utilized $5,481,824 of short-term and $1,272,780 of long-term non-expiring capital loss carryovers.

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

	September 30, 2017	September 30, 2016
Distributions Paid From:
Ordinary Income	$1,770,699	$1,892,275
Long-term Capital Gains	—	—
Total Distributions	$1,770,699	$1,892,275

5. Investment Transactions

For the year ended September 30, 2017, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 115,339,736	$ 126,984,715

6. Concentration Risk

The Fund may invest a significant portion (27.0% as of September 30, 2017) of its assets in securities of companies in the financial services industry, developments affecting the financial services industry will have a disproportionate impact on the Fund. If the Fund invests more heavily in the financial sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector, such as interest rate risk and credit risk. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Year End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vericimetry U.S. Small Cap Value Fund and
Board of Trustees of Vericimetry Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value (the “Fund”) as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vericimetry U.S. Small Cap Value Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 22, 2017

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2017	Ending account value September 30, 2017	Expenses paid during the period ended September 30, 2017*
Actual Example	$ 1,000.00	$ 1,061.70	$ 3.10
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For the year ended September 30, 2017, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2017, 100.00% of the dividends paid from net investment income including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds
TRUSTEES AND OFFICERS
September 30, 2017 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 60	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor, University of Southern California (1995 – Present); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None

Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 50	Trustee	Since August 2013.	Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – Present); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).	1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 38	Trustee	Since March 2016.	Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 40	Trustee	Since March 2016.	Senior Vice President, IDS Real Estate Group (2006 – Present).	1	None

Vericimetry Funds
TRUSTEES AND OFFICERS (Continued)
September 30, 2017 (Unaudited)

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 60	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014 – present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005 – 2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 – 2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 39	Treasurer	Since October 2017.	Lead Administrator and Officer (2007 – present) and other positions (2000 – 2007) at UMB Fund Services, Inc.	1

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with the Advisor.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visiting www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Audit Fees	$13,500	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2017, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 1, 2017

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 1, 2017